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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for four of its series, Evergreen Asset Allocation Fund, Evergreen Envision Growth Fund, Evergreen Envision Growth and Income Fund and Evergreen Envision Income Fund, for the six months ended June 30, 2007. These four series have a December 31 fiscal year end.

Date of reporting period: June 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Asset Allocation Trust and Evergreen Asset Allocation Fund

Evergreen

ASSET ALLOCATION TRUST
EVERGREEN ASSET ALLOCATION FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
ASSET ALLOCATION TRUST
8	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
EVERGREEN ASSET ALLOCATION FUND
20	FINANCIAL HIGHLIGHTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
29	NOTES TO FINANCIAL STATEMENTS

36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Asset Allocation Trust and Evergreen Asset Allocation Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the six-month period.

In contrast, the domestic fixed-income market increasingly struggled throughout the six-month period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter, concerns grew about potentially rising inflationary pressures and about the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads,

LETTER TO SHAREHOLDERS continued

or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of the domestic economy’s growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the calendar year, but evidence of renewed economic strength became apparent in the second quarter. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., vigorous growth in emerging markets, notably China and India, combined with a rebounding European economy, helped to sustain a robust global expansion that showed few signs of slowing.

During this period, managers of Evergreen’s fund-of-funds strategies each adjusted allocations to various asset classes based on each fund’s objective and the managers’ views of developing economic trends and the relative values and opportunities offered in different markets. The manager of Asset Allocation Trust, for example, chose from among equity and fixed-income opportunities in markets throughout the world. Evergreen Envision Growth and Income Fund pursued a moderate strategy, balancing investments in domestic equity and fixed-income markets. In contrast, Evergreen Envision Growth Fund concentrated mainly on domestic equities, with some fixed income

LETTER TO SHAREHOLDERS continued

exposure, while Evergreen Envision Income Fund focused principally on opportunities in the domestic fixed-income markets, with some allocations to equities.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

Evergreen Asset Allocation Fund

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers1:

• Jack Gray, Ph.D.

• Ben Inker, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style boxes are based on a portfolio date as of 6/30/2007 and the fund’s investment in Asset Allocation Trust. Each style box is representative of the investments in Asset Allocation Trust.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a Fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 7/29/1996

	Class A	Class B	Class C	Class I	Class R
Class inception date	7/29/1996	10/3/2002	10/3/2002	10/3/2002	10/10/2003

Nasdaq symbol	EAAFX	EABFX	EACFX	EAIFX	EAXFX

6-month return
with sales charge	-0.36%	0.28%	4.30%	N/A	N/A

6-month return w/o
sales charge	5.70%	5.28%	5.30%	5.80%	5.52%

Average annual return*

1-year with sales charge	8.19%	8.98%	13.00%	N/A	N/A

1-year w/o sales charge	14.80%	13.98%	14.00%	15.19%	14.53%

5-year	9.86%	10.13%	10.42%	11.49%	10.99%

10-year	8.08%	7.95%	7.96%	9.02%	8.51%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance for Classes A, B, C, I and R prior to 10/3/2002 is based on the performance of Class III of the fund’s predecessor fund, GMO Global Balanced Allocation Fund. Prior to 10/3/2002, returns have been adjusted downward to reflect the Evergreen fund’s higher direct fund operating expenses including 12b-1 fees in effect at its inception. These fees were 1.06% for Class A, 1.81% for Classes B and C, 0.81% for Class I and 1.31% for Class R. 12b-1 fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.50% for Class R. Class I does not and Class III of the predecessor fund did not pay a 12b-1 fee. Historical performance for Class R from 10/3/2002 to 10/10/2003 is based on the performance of Class A and has not been adjusted to reflect the effect of the 12b-1 fee for Class R. If these fees had been reflected, returns for Class R would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

1 The fund invests all of its assets directly in Asset Allocation Trust, a mutual fund managed by Grantham, Mayo, Van Otterloo & Co. LLC. Day-to-day management of Asset Allocation Trust is performed by Jack Gray and Ben Inker.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Asset Allocation Fund Class A shares versus a similar investment in the GMO Global Balanced Index^ (GMOGBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Morgan Stanley Capital International All Country World Index (MSCI ACWI) and the Consumer Price Index (CPI).

The GMOGBI, the LBABI and the MSCI ACWI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Because the fund invests primarily in other mutual funds, the fund will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

^ The GMOGBI is a composite benchmark computed by GMO. Prior to May 1, 2007, the GMOGBI consisted of (1) the S&P 500 Index; (2) the MSCI ACWI ex-US; and (3) the LBABI in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI ex-U.S.), and 35% (LBABI). Effective May 1, 2007, the GMOGBI consists of (1) the MSCI ACWI; and (2) the LBABI in the following proportions: 65% (MSCI ACWI), and 35% (LBABI).

All data is as of June 30, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Asset Allocation Trust

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period†

Actual	$ 1,000.00	$ 1,061.00	$0.00
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,024.79	$0.00

† Expenses are equal to the annualized expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period††

Actual	$ 1,000.00	$ 1,061.00	$2.42
Hypothetical
(5% return
before expenses)	$ 1,000.00	$ 1,022.41	$2.41

The expense ratios include the Trust’s direct operating expenses as of 6/30/2007 and the indirect operating expenses of the underlying funds in which the Trust invests as of 6/30/2007. The indirect expenses were estimated to be 0.48%. Expenses of the Trust are equal to the annualized expense ratio of 0.48% multiplied by the average account value over the period, multiplied by 181 / 365 days.

ABOUT YOUR FUND’S EXPENSES continued

Evergreen Asset Allocation Fund

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,056.99	$4.23
Class B	$ 1,000.00	$ 1,052.78	$7.84
Class C	$ 1,000.00	$ 1,053.05	$7.84
Class I	$ 1,000.00	$ 1,058.01	$2.76
Class R	$ 1,000.00	$ 1,055.24	$5.30
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.68	$4.16
Class B	$ 1,000.00	$ 1,017.16	$7.70
Class C	$ 1,000.00	$ 1,017.16	$7.70
Class I	$ 1,000.00	$ 1,022.12	$2.71
Class R	$ 1,000.00	$ 1,019.64	$5.21

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class A, 1.54% for Class B, 1.54% for Class C, 0.54% for Class I and 1.04% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period**

Actual
Class A	$ 1,000.00	$ 1,056.99	$ 6.68
Class B	$ 1,000.00	$ 1,052.78	$10.28
Class C	$ 1,000.00	$ 1,053.05	$10.28
Class I	$ 1,000.00	$ 1,058.01	$ 5.20
Class R	$ 1,000.00	$ 1,055.24	$ 7.75
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.30	$ 6.56
Class B	$ 1,000.00	$ 1,014.78	$10.09
Class C	$ 1,000.00	$ 1,014.78	$10.09
Class I	$ 1,000.00	$ 1,019.74	$ 5.11
Class R	$ 1,000.00	$ 1,017.26	$ 7.60

**The expense ratios include the Fund’s direct operating expenses as of 6/30/2007 and the indirect expenses of the underlying funds in which Asset Allocation Trust invests as of 6/30/2007. The indirect expenses were estimated to be 0.48%. For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.31% for Class A, 2.02% for Class B, 2.02% for Class C, 1.02% for Class I and 1.52% for Class R), multiplied by the average account value over the period, multiplied by 181 / 365 days.

Asset Allocation Trust

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007
	(unaudited)	2006	2005[1,2]

Net asset value, beginning of period	$11.57	$ 10.77	$ 10.93

Income from investment operations
Net investment income (loss)	0.01	0.36[3]	0.24[3]
Net realized and unrealized gains or losses on investments	0.68	0.97	0.03

Total from investment operations	0.69	1.33	0.27

Distributions to shareholders from
Net investment income	0	(0.36)	(0.23)
Net realized gains	(0.29)	(0.17)	(0.20)

Total distributions to shareholders	(0.29)	(0.53)	(0.43)

Net asset value, end of period	$11.97	$ 11.57	$ 10.77

Total return	6.10%	12.34%	2.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,179,464	$10,269,513	$7,731,034
Ratios to average net assets
Expenses including reimbursements[4]	0%[5]	0%	0%[5]
Expenses excluding reimbursements[4]	0%[5]	0%	0%[5]
Net investment income (loss)	0.26%[5]	3.19%	7.64%[5]
Portfolio turnover rate	43%	19%	5%

1 For the period from September 16, 2005 (commencement of operations), to December 31, 2005.

2 Certain information for the period ended December 31, 2005 has been adjusted to maintain the historical tax cost of the underlying investments of the Trust. These adjustments have no impact to the net assets of the Trust.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excludes expenses incurred indirectly through investment in underlying funds.

5 Annualized

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.8%
ASSET ALLOCATION 6.9%
GMO Alpha Only Fund, Class IV ø	73,041,980	$ 777,897,082

INTERNATIONAL EQUITY 42.3%
GMO Emerging Markets Fund, Class VI ø	22,933,282	574,249,386
GMO Emerging Markets Quality Fund, Class VI ø	34,631,662	459,908,465
GMO International Core Equity Fund, Class VI ø	42,275,266	1,827,982,519
GMO International Growth Equity Fund, Class IV ø	27,096,446	932,930,647
GMO International Intrinsic Value Fund, Class IV ø	24,116,659	930,179,551

		4,725,250,568

INTERNATIONAL FIXED INCOME 1.2%
GMO Emerging Country Debt Fund, Class IV ø	4,903,255	54,033,871
GMO International Bond Fund, Class III ø	8,382,734	80,222,765

		134,256,636

U.S. EQUITY 11.7%
GMO U.S. Core Equity Fund, Class VI ø	20,767,503	306,528,341
GMO U.S. Quality Equity Fund, Class VI ø	43,721,520	997,725,078

		1,304,253,419

U.S. FIXED INCOME 37.7%
GMO Core Plus Bond Fund, Class IV ø	59,071,255	618,476,035
GMO Domestic Bond Fund, Class VI ø	31,085,434	304,015,548
GMO Inflation Indexed Plus Bond Fund, Class VI ø	46,975,606	1,193,650,158
GMO Short-Duration Investment Fund, Class III ø	993	9,027
GMO Strategic Fixed Income Fund, Class VI ø	81,846,494	2,098,544,097

		4,214,694,865

Total Mutual Fund Shares (cost $9,959,257,609)		11,156,352,570

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 0.1%
TIME DEPOSIT 0.1%
State Street Bank Euro Time Deposit, 4.25%, 07/02/2007 (cost $16,687,320)	$ 16,687,320	16,687,320

Total Investments (cost $9,975,944,929) 99.9%		11,173,039,890
Other Assets and Liabilities 0.1%		6,423,659

Net Assets 100.0%		$11,179,463,549

ø    Grantham, Mayo, Van Otterloo & Co. LLC is the investment advisor to Asset Allocation Trust and the underlying Fund.

See Notes to Financial Statements

Asset Allocation Trust

SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

The following table shows portfolio composition as a percent of total investments as of June 30, 2007:

Mutual Fund Shares – Equity	54.0%
Mutual Fund Shares – Fixed Income	38.9%
Mutual Fund Shares – Asset Allocation	7.0%
Cash Equivalents	0.1%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2007:

U.S. Fixed Income	37.8%
International Equity	42.3%
U.S. Equity	11.7%
Asset Allocation	7.0%
International Fixed Income	1.2%

100.0%

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in affiliates, at value (cost $9,959,257,609)	$11,156,352,570
Investments in securities, at value (cost $16,687,320)	16,687,320

Total investments	11,173,039,890
Receivable for investments sold	8,000,000
Interest receivable	5,911

Total assets	11,181,045,801

Liabilities
Payable for Fund shares redeemed	1,573,382
Accrued expenses and other liabilities	8,870

Total liabilities	1,582,252

Net assets	$11,179,463,549

Net assets represented by
Paid-in capital	$9,781,662,716
Undistributed net investment income	13,703,013
Accumulated net realized gains on investments	187,002,859
Net unrealized gains on investments	1,197,094,961

Total net assets	$11,179,463,549

Shares outstanding (unlimited number of shares authorized)	934,082,513

Net asset value per share	$11.97

See Notes to Financial Statements

Asset Allocation Trust

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends from affiliated investment company shares	$12,878,412
Interest	824,601

Total investment income	13,703,013

Expenses
Custodian and accounting fees	7,484
Professional fees	3,393

Total expenses	10,877
Less: Expense reimbursements	(10,877)

Net expenses	0

Net investment income	13,703,013

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of affiliated investment company shares	149,596,793
Capital gain distributions from affiliated investment company shares	91,964,712

Net realized gains on investments	241,561,505
Net change in unrealized gains or losses on investments	383,552,048

Net realized and unrealized gains or losses on investments	625,113,553

Net increase in net assets resulting from operations	$638,816,566

See Notes to Financial Statements

Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income		$13,703,013		$293,349,372
Net realized gains on investments		241,561,505		434,083,651
Net change in unrealized
gains or losses on investments		383,552,048		349,531,391

Net increase in net assets resulting
from operations		638,816,566		1,076,964,414

Distributions to shareholders from
Net investment income		0		(303,253,382)
Net realized gains		(260,373,984)		(147,922,248)

Total distributions to shareholders		(260,373,984)		(451,175,630)

	Shares		Shares

Transactions in investors’
beneficial interest
Proceeds from contributions	34,250,804	399,049,691	144,091,351	1,615,184,078
Reinvestment of distributions	23,144,354	260,373,984	31,703,260	367,123,710
Payment for redemptions	(10,886,006)	(127,916,077)	(6,090,354)	(69,616,920)

Net increase in net assets resulting
from transactions in investors’
beneficial interest		531,507,598		1,912,690,868

Total increase in net assets		909,950,180		2,538,479,652
Net assets
Beginning of period		10,269,513,369		7,731,033,717

End of period	$ 11,179,463,549		$ 10,269,513,369

Undistributed net investment income		$13,703,013		$0

See Notes to Financial Statements

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to Evergreen Asset Allocation Fund, a diversified series of Evergreen Equity Trust, an open-end, management investment company, which was organized as a Delaware statutory trust on September 18, 1997.

Effective the close of business on September 15, 2005, Evergreen Asset Allocation Fund contributed all of its assets to the Trust in a tax-free exchange for 100% of the shares of beneficial interest of the Trust.

The Trust operates as a “fund-of-funds” which invests in shares of GMO-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Trust intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), a private company founded in 1977, is the investment advisor to the Trust. GMO also serves as investment advisor to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the administrator to the Trust. As administrator, EIS provides the Trust with facilities, equipment and personnel. The Trust does not pay an administrative services fee. During the six months ended June 30, 2007, EIS reimbursed the Trust for expenses in the amount of $10,877.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. The Trust does not pay a transfer agency fee.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments (excluding short-term investments) were $4,997,305,962 and $4,596,725,132, respectively, for the six months ended June 30, 2007.

On June 30, 2007, the aggregate cost of investments for federal income tax purposes was $9,977,560,372. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,207,249,788 and $11,770,270, respectively, with a net unrealized appreciation of $1,195,479,518.

Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. INVESTMENTS IN AFFILIATES

A summary of the Trust’s transactions in shares of affiliates during the six months ended June 30, 2007 were as follows:

	Value, beginning	Cost of	Proceeds	Dividend	Realized Gain	Value, end of
Affiliate	of period	Purchases	from Sales	Income	Distributions	period

GMO Alpha Only
Fund, Class IV	$ 853,991,904	$ 0	$ 99,910,000	$ 0	$0	$ 777,897,082
GMO Core Plus
Bond Fund,
Class IV	1,748,578,061	38,286,652	1,180,000,000	0	0	618,476,035
GMO Domestic
Bond Fund,
Class VI	302,730,393	156,369	2,000,000	156,369	0	304,015,548
GMO Emerging
Country Debt
Fund, Class IV	51,484,179	0	0	0	0	54,033,871
GMO Emerging
Markets Fund,
Class VI	477,929,601	0	0	0	0	574,249,386
GMO Emerging
Markets Quality
Fund, Class VI	403,112,540	0	0	0	0	459,908,465
GMO Inflation
Indexed Plus
Bond Fund,
Class VI	1,047,922,015	613,851,051	490,000,000	0	0	1,193,650,158
GMO International
Bond Fund,
Class III	90,831,591	0	10,000,000	0	0	80,222,765
GMO International
Core Equity
Fund, Class VI	118,900,041	1,648,320,374	0	0	0	1,827,982,519
GMO International
Growth Equity
Fund, Class IV	946,359,062	8,118,423	110,500,000	0	0	932,930,647
GMO International
Intrinsic Value
Fund, Class IV	946,260,896	0	113,500,000	0	0	930,179,551
GMO International
Small
Companies
Fund, Class III	53,946,637	5,572,380	55,364,232	0	5,572,380	0
GMO Short-
Duration
Collateral Share
Fund, Class VI	556,814,219	0	558,450,900	0	0	0
GMO Short-
Duration
Investment
Fund, Class III	8,771	8	0	8	0	9,027
GMO Strategic
Fixed Income
Fund, Class VI	0	2,518,083,081	465,000,000	0	0	2,098,544,097
GMO U.S. Core
Equity Fund,
Class VI	1,725,070,945	104,161,557	1,512,000,000	8,608,399	86,392,332	306,528,341
GMO U.S. Quality
Equity Fund,
Class VI	898,682,044	60,756,067	0	4,113,636	[0]	997,725,078

				$ 12,878,412	$91,964,712	$ 11,156,352,570

Evergreen Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. Evergreen Investment Management Company, LLC (“EIMC”), EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia

Evergreen Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,			Year Ended March 31,		Year Ended February 28,
	June 30, 2007
CLASS A	(unaudited)	2006	2005	2004[1]	2004	2003[2]	2003[3]	2002[3]

Net asset value,
beginning of period	$ 14.81	$ 14.09	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77	$ 10.80

Income from investment
operations
Net investment income (loss)	(0.06)	0.35[4]	0.26	0.24	0.26[4]	(0.01)[4]	0.16	0.43[4]
Net realized and unrealized gains or
losses on investments	0.89	1.23	0.80	0.74	3.02	(0.06)	(0.49)	0.04

Total from investment operations	0.83	1.58	1.06	0.98	3.28	(0.07)	(0.33)	0.47

Distributions to
shareholders from
Net investment income	0	(0.44)	(0.36)	(0.24)	(0.21)	0	(0.42)	(0.50)
Net realized gains	(0.29)	(0.42)	(0.23)	(0.09)	(0.01)	0	(0.04)	0

Total distributions to shareholders	(0.29)	(0.86)	(0.59)	(0.33)	(0.22)	0	(0.46)	(0.50)

Net asset value, end of
period	$ 15.35	$ 14.81	$ 14.09	$ 13.62	$ 12.97	$ 9.91	$ 9.98	$ 10.77

Total return[5]	5.70%	11.32%	7.85%	7.55%	33.15%	(0.70%)	(3.16%)	4.43%

Ratios and supplemental
data
Net assets, end of period (thousands)	$ 4,236,329	$ 3,873,495	$ 2,875,596	$ 1,531,158	$ 722,977	$ 25,019	$ 13,879	$ 130,926
Ratios to average net
assets
Expenses including waivers/
reimbursements but excluding
expense reductions[6]	0.83%[7]	0.89%	0.94%	1.02%[7]	1.17%	1.16%[7]	0.02%	0.00%
Expenses excluding waivers/
reimbursements and expense
reductions[6]	0.85%[7]	0.89%	0.97%	1.02%[7]	1.17%	1.60%[7]	0.08%	0.04%
Net investment income (loss)	(0.83%)[7]	2.39%	2.39%	3.19%[7]	1.03%	(1.12%)[7]	2.51%	4.00%
Portfolio turnover rate	1%	1%	16%[8]	7%	16%	0%	28%	16%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 Effective at the close of business on October 2, 2002, the Fund acquired the net assets of GMO Global Balanced Allocation Fund (“GMO Fund”). GMO Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to October 3, 2002 are those of Class III of GMO Fund.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds.

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,			Year Ended March 31,		Year Ended
	June 30, 2007						February 28,
CLASS B	(unaudited)	2006	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 14.65	$ 13.95	$ 13.50	$ 12.87	$ 9.87	$ 9.94	$ 10.00

Income from investment operations
Net investment income (loss)	(0.11)	0.23	0.17	0.18	0.19[4]	(0.01)[4]	(0.06)[4]
Net realized and unrealized gains or losses on
investments	0.87	1.22	0.77	0.72	2.99	(0.06)	0.28

Total from investment operations	0.76	1.45	0.94	0.90	3.18	(0.07)	0.22

Distributions to shareholders from
Net investment income	0	(0.33)	(0.26)	(0.18)	(0.17)	0	(0.28)
Net realized gains	(0.29)	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.29)	(0.75)	(0.49)	(0.27)	(0.18)	0	(0.28)

Net asset value, end of period	$ 15.12	$ 14.65	$ 13.95	$ 13.50	$ 12.87	$ 9.87	$ 9.94

Total return[5]	5.28%	10.53%	7.08%	6.99%	32.30%	(0.70%)	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,147,511	$2,050,316	$1,696,880	$1,158,216	$668,013	$43,477	$23,364
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[6]	1.54%[7]	1.59%	1.64%	1.72%[7]	1.88%	1.89%[7]	1.88%[7]
Expenses excluding waivers/reimbursements
and expense reductions[6]	1.54%[7]	1.59%	1.67%	1.72%[7]	1.88%	2.33%[7]	2.75%[7]
Net investment income (loss)	(1.54%)[7]	1.60%	1.44%	2.28%[7]	0.44%	(1.85%)[7]	(1.46%)[7]
Portfolio turnover rate	1%	1%	16%[8]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds.

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,			Year Ended March 31,		Year Ended
	June 30, 2007						February 28,
CLASS C	(unaudited)	2006	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 14.39	$ 13.71	$ 13.28	$ 12.67	$ 9.72	$ 9.80	$ 10.00

Income from investment operations
Net investment income (loss)	(0.11)	0.24	0.18	0.19	0.18[4]	(0.01)[4]	(0.07)[4]
Net realized and unrealized gains or losses on
investments	0.86	1.19	0.75	0.69	2.96	(0.07)	0.30

Total from investment operations	0.75	1.43	0.93	0.88	3.14	(0.08)	0.23

Distributions to shareholders from
Net investment income	0	(0.33)	(0.27)	(0.18)	(0.18)	0	(0.43)
Net realized gains	(0.29)	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.29)	(0.75)	(0.50)	(0.27)	(0.19)	0	(0.43)

Net asset value, end of period	$ 14.85	$ 14.39	$ 13.71	$ 13.28	$ 12.67	$ 9.72	$ 9.80

Total return[5]	5.30%	10.56%	7.10%	6.96%	32.36%	(0.82%)	2.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,486,373	$4,100,205	$3,017,854	$1,614,975	$849,900	$22,566	$12,306
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[6]	1.54%[7]	1.59%	1.64%	1.72%[7]	1.88%	1.90%[7]	1.86%[7]
Expenses excluding waivers/reimbursements
and expense reductions[6]	1.54%[7]	1.59%	1.67%	1.72%[7]	1.88%	2.34%[7]	2.66%[7]
Net investment income (loss)	(1.54%)[7]	1.76%	1.69%	2.43%[7]	0.37%	(1.86%)[7]	(1.76%)[7]
Portfolio turnover rate	1%	1%	16%[8]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds.

7 Annualized

8 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,			Year Ended March 31,		Year Ended
	June 30, 2007						February 28,
CLASS I	(unaudited)	2006	2005	2004[1]	2004	2003[2]	2003[3]

Net asset value, beginning of period	$ 14.90	$ 14.16	$ 13.68	$ 13.02	$ 9.92	$ 9.98	$ 10.00

Income from investment operations
Net investment income (loss)	(0.04)	0.39	0.27	0.22	0.30[4]	(0.01)[4]	0.29
Net realized and unrealized gains or losses on
investments	0.89	1.25	0.82	0.79	3.03	(0.05)	(0.05)

Total from investment operations	0.85	1.64	1.09	1.01	3.33	(0.06)	0.24

Distributions to shareholders from
Net investment income	0	(0.48)	(0.38)	(0.26)	(0.22)	0	(0.26)
Net realized gains	(0.29)	(0.42)	(0.23)	(0.09)	(0.01)	0	0

Total distributions to shareholders	(0.29)	(0.90)	(0.61)	(0.35)	(0.23)	0	(0.26)

Net asset value, end of period	$ 15.46	$ 14.90	$ 14.16	$ 13.68	$ 13.02	$ 9.92	$ 9.98

Total return	5.80%	11.73%	8.11%	7.79%	33.65%	(0.60%)	2.41%

Ratios and supplemental data
Net assets, end of period (thousands)	$306,053	$272,772	$171,789	$90,202	$46,970	$15,039	$ 22
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[5]	0.54%[6]	0.59%	0.64%	0.72%[6]	0.88%	0.91%[6]	0.91%[6]
Expenses excluding waivers/reimbursements
and expense reductions[5]	0.54%[6]	0.59%	0.67%	0.72%[6]	0.88%	1.19%[6]	1.73%[6]
Net investment income (loss)	(0.54%)[6]	2.98%	2.75%	3.64%[6]	1.56%	(0.87%)[6]	7.00%[6]
Portfolio turnover rate	1%	1%	16%[7]	7%	16%	0%	28%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the one month ended March 31, 2003. The Fund changed its fiscal year end from February 28 to March 31, effective March 31, 2003.

3 For the period from October 3, 2002 (commencement of class operations), to February 28, 2003.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds.

6 Annualized

7 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through September 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2007				Year Ended
CLASS R	(unaudited)	2006	2005	2004[1]	March 31, 2004[2]

Net asset value, beginning of period	$ 14.73	$14.02	$13.59	$12.96	$11.95

Income from investment operations
Net investment income (loss)	(0.06)	0.34[3]	0.31	0.18	0.07[3]
Net realized and unrealized gains or losses on investments	0.86	1.20	0.71	0.79	1.16

Total from investment operations	0.80	1.54	1.02	0.97	1.23

Distributions to shareholders from
Net investment income	0	(0.41)	(0.36)	(0.25)	(0.21)
Net realized gains	(0.29)	(0.42)	(0.23)	(0.09)	(0.01)

Total distributions to shareholders	(0.29)	(0.83)	(0.59)	(0.34)	(0.22)

Net asset value, end of period	$ 15.24	$14.73	$14.02	$13.59	$12.96

Total return	5.52%	11.10%	7.63%	7.53%	10.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,416	$9,546	$7,066	$ 496	$1
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions[4]	1.04%[5]	1.09%	1.15%	1.27%[5]	1.20%[5]
Expenses excluding waivers/reimbursements
and expense reductions[4]	1.04%[5]	1.09%	1.18%	1.27%[5]	1.20%[5]
Net investment income (loss)	(1.04%)[5]	2.33%	5.19%	13.43%[5]	1.28%[5]
Portfolio turnover rate	1%	1%	16%[6]	7%	16%

1 For the nine months ended December 31, 2004. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 2004.

2 For the period from October 10, 2003 (commen cement of class operations), to March 31, 2004.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Includes expenses of Asset Allocation Trust but excludes expenses incurred indirectly through investment in the underlying GMO funds.

5 Annualized

6 Represents a blended rate that includes the portfolio turnover for the Fund for the period from January 1, 2005 through Septemb er 15, 2005 and the portfolio turnover for Asset Allocation Trust for the period from September 16, 2005 through December 31, 2005.

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in Asset Allocation Trust, at value (cost $9,740,143,159)	$11,179,463,549
Receivable for investments sold	1,573,427
Receivable for Fund shares sold	31,369,917
Prepaid expenses and other assets	131,431

Total assets	11,212,538,324

Liabilities
Payable for Fund shares redeemed	20,819,493
Advisory fee payable	271,327
Distribution Plan expenses payable	576,756
Due to other related parties	1,108,060
Accrued expenses and other liabilities	1,080,420

Total liabilities	23,856,056

Net assets	$11,188,682,268

Net assets represented by
Paid-in capital	$9,742,174,566
Undistributed net investment loss	(66,001,319)
Accumulated net realized gains on investments	73,188,631
Net unrealized gains on investments	1,439,320,390

Total net assets	$11,188,682,268

Net assets consists of
Class A	$4,236,329,009
Class B	2,147,510,974
Class C	4,486,372,813
Class I	306,053,369
Class R	12,416,103

Total net assets	$11,188,682,268

Shares outstanding (unlimited number of shares authorized)
Class A	276,041,549
Class B	142,000,960
Class C	302,147,311
Class I	19,800,504
Class R	814,515

Net asset value per share
Class A	$15.35
Class A — Offering price (based on sales charge of 5.75%)	$16.29
Class B	$15.12
Class C	$14.85
Class I	$15.46
Class R	$15.24

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment Income	$0

Expenses
Advisory fee	15,884,097
Distribution Plan expenses
Class A	6,027,363
Class B	10,297,667
Class C	21,160,298
Class R	27,279
Administrative services fee	5,273,326
Transfer agent fees	5,854,062
Trustees’ fees and expenses	119,478
Printing and postage expenses	483,120
Custodian and accounting fees	725,357
Registration and filing fees	165,320
Professional fees	128,447
Other	113,868

Total expenses	66,259,682
Less: Expense reductions	(102,340)
Expense reimbursements	(304,974)

Net expenses	65,852,368

Net investment loss	(65,852,368)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Sale of investment company shares	19,056,060
Capital gain distributions from investment company shares	260,373,984

Net realized gains on investments	279,430,044
Net change in unrealized gains or losses on investments	359,386,568

Net realized and unrealized gains or losses on investments	638,816,612

Net increase in net assets resulting from operations	$572,964,244

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006

Operations
Net investment income (loss)		$(65,852,368)		$183,830,637
Net realized gains on investments		279,430,044		157,964,322
Net change in unrealized gains
or losses on investments		359,386,568		615,746,707

Net increase in net assets resulting
from operations		572,964,244		957,541,666

Distributions to shareholders from
Net investment income
Class A		0		(109,500,599)
Class B		0		(44,865,016)
Class C		0		(91,018,591)
Class I		0		(8,454,218)
Class R		0		(252,627)
Net realized gains
Class A		(77,162,669)		(100,076,041)
Class B		(39,923,188)		(55,219,116)
Class C		(83,585,057)		(109,058,776)
Class I		(5,187,425)		(6,812,252)
Class R		(207,481)		(252,899)

Total distributions to shareholders		(206,065,820)		(525,510,135)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	39,739,302	594,443,470	92,679,974	1,347,089,492
Class B	11,209,354	165,657,637	31,294,035	448,672,468
Class C	36,246,100	525,583,800	88,389,709	1,247,308,393
Class I	6,272,803	94,631,329	9,490,910	138,981,746
Class R	279,307	4,142,890	310,866	4,487,789

		1,384,459,126		3,186,539,888

Net asset value of shares issued
in reinvestment of distributions
Class A	4,395,067	63,596,398	11,665,263	171,833,775
Class B	2,558,957	36,567,331	6,246,363	90,940,670
Class C	4,201,796	58,951,208	9,740,876	139,308,007
Class I	233,095	3,393,859	663,134	9,839,308
Class R	11,301	162,409	28,560	418,679

		162,671,205		412,340,439

Automatic conversion of Class B shares
to Class A shares
Class A	2,274,979	33,933,341	3,270,010	47,592,349
Class B	(2,303,628)	(33,933,341)	(3,314,121)	(47,592,349)

		0		0

Payment for shares redeemed
Class A	(31,850,104)	(477,890,732)	(50,230,445)	(732,286,820)
Class B	(9,388,082)	(138,850,833)	(15,976,811)	(229,435,758)
Class C	(23,197,399)	(336,988,576)	(33,361,080)	(470,838,859)
Class I	(5,015,392)	(76,103,391)	(3,972,327)	(58,373,754)
Class R	(124,008)	(1,848,039)	(195,692)	(2,826,197)

		(1,031,681,571)		(1,493,761,388)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	June 30, 2007	Year Ended
	(unaudited)	December 31, 2006

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$ 515,448,760	$ 2,105,118,939

Total increase in net assets	882,347,184	2,537,150,470
Net assets
Beginning of period	10,306,335,084	7,769,184,614

End of period	$ 11,188,682,268	$ 10,306,335,084

Undistributed (overdistributed) net
investment income (loss)	$ (66,001,319)	$ (148,951)

See Notes to Financial Statements

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Asset Allocation Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Effective at the close of business on September 15, 2005, the Fund contributed all of its investable assets to Asset Allocation Trust in a tax-free exchange for 100% of the shares of beneficial interest of Asset Allocation Trust. The Fund invests all of its investable assets in Asset Allocation Trust, a fund-of-funds, which allocates its investments among mutual funds advised by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) investing in both U.S. and foreign equity and debt securities (“underlying funds”). The Fund operates as a “fund-of-funds” which invests in shares of Asset Allocation Trust. At June 30, 2007, the Fund owned 100% of Asset Allocation Trust. The finan-cial statements of Asset Allocation Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers Class A, Class B, Class C, Class R and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

The Fund records its investment in Asset Allocation Trust at fair value. The valuation of investments in the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.47% and declining to 0.20% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $304,974.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended June 30, 2007, EIS received $829,530 from the sale of Class A shares and $637, $2,432,126 and $289,691 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2007, the Fund made aggregate purchases and sales of $659,423,675 and $127,916,077, respectively, in its investment into Asset Allocation Trust.

On June 30, 2007, the aggregate cost of investments for federal income tax purposes was $9,741,758,602. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,437,704,947 and $0, respectively, with a net unrealized appreciation of $1,437,704,947.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts,

Evergreen Asset Allocation Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568007 rv4 8/2007

Evergreen Envision Growth Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Envision Growth Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the six-month period.

In contrast, the domestic fixed-income market increasingly struggled throughout the six-month period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter, concerns grew about potentially rising inflationary pressures and about the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads,

1

LETTER TO SHAREHOLDERS continued

or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of the domestic economy’s growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the calendar year, but evidence of renewed economic strength became apparent in the second quarter. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., vigorous growth in emerging markets, notably China and India, combined with a rebounding European economy, helped to sustain a robust global expansion that showed few signs of slowing.

During this period, managers of Evergreen’s fund-of-funds strategies each adjusted allocations to various asset classes based on each fund’s objective and the managers’ views of developing economic trends and the relative values and opportunities offered in different markets. The manager of Asset Allocation Trust, for example, chose from among equity and fixed-income opportunities in markets throughout the world. Evergreen Envision Growth and Income Fund pursued a moderate strategy, balancing investments in domestic equity and fixed-income markets. In contrast, Evergreen Envision Growth Fund concentrated mainly on domestic equities, with some fixed income

2

LETTER TO SHAREHOLDERS continued

exposure, while Evergreen Envision Income Fund focused principally on opportunities in the domestic fixed-income markets, with some allocations to equities.

Please visit us at

EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The style box is representative of the investments in the underlying funds.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006
	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EEGAX	EEGBX	EEGCX	EEGIX

6-month return with sales charge	2.36%	2.12%	6.03%	N/A

6-month return w/o sales charge	7.51%	7.12%	7.03%	7.69%

Average annual return*

1-year with sales charge	12.25%	11.91%	15.81%	N/A

1-year w/o sales charge	17.81%	16.91%	16.81%	18.04%

Since portfolio inception	10.35%	10.83%	13.31%	14.21%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Envision Growth Fund Class A shares versus a similar investment in the Envision Growth Blended Index (EGBI), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The EGBI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Envision Growth Blended Index is composed of the following indexes: MSCI EAFE Free (20%), Russell 1000 Growth (15%), Russell 1000 Value (15%), Russell 2500 Growth (15%), Russell 2500 Value (15%), LBABI (10.5%) and LBGC0-2.5YI (9.5%) .

Because the fund invests primarily in other mutual funds, the fund will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,075.08	$ 3.19
Class B	$ 1,000.00	$ 1,071.21	$ 6.98
Class C	$ 1,000.00	$ 1,070.29	$ 6.98
Class I	$ 1,000.00	$ 1,076.89	$ 1.91
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.72	$ 3.11
Class B	$ 1,000.00	$ 1,018.05	$ 6.80
Class C	$ 1,000.00	$ 1,018.05	$ 6.80
Class I	$ 1,000.00	$ 1,022.96	$ 1.86

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.62% for Class A, 1.36% for Class B, 1.36% for Class C and 0.37% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

ABOUT YOUR FUND’S EXPENSES continued

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period**

Actual
Class A	$ 1,000.00	$ 1,075.08	$7.46
Class B	$ 1,000.00	$ 1,071.21	$11.25
Class C	$ 1,000.00	$ 1,070.29	$11.24
Class I	$ 1,000.00	$ 1,076.89	$6.18
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.60	$7.25
Class B	$ 1,000.00	$ 1,013.93	$10.94
Class C	$ 1,000.00	$ 1,013.93	$10.94
Class I	$ 1,000.00	$ 1,018.84	$6.01

** The expense ratios include the Fund’s direct operating expenses as of 6/30/2007 and the indirect expenses of the underlying funds in which the Fund invests. The indirect expenses were estimated to be 0.83% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.45% for Class A, 2.19% for Class B, 2.19% for Class C and 1.20% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS A	(unaudited)	2006[1]

Net asset value, beginning of period	$ 11.13	$ 10.00

Income from investment operations
Net investment income (loss)	0.04[2]	0.13
Net realized and unrealized gains or losses on investments	0.78	1.18
Total from investment operations	0.82	1.31

Distributions to shareholders from
Net investment income	(0.01)	(0.18)
Net realized gains	(0.18)	0
Total distributions to shareholders	(0.19)	(0.18)

Net asset value, end of period	$ 11.76	$11.13

Total return[3]	7.51%	13.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$12,450	$4,351
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.62%[4]	0.61%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.69%[4]	3.04%[4]
Net investment income (loss)	0.69%[4]	2.75%[4]
Portfolio turnover rate	29%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS B	(unaudited)	2006[1]

Net asset value, beginning of period	$11.12	$10.00

Income from investment operations
Net investment income (loss)	(0.01)[2]	0.09
Net realized and unrealized gains or losses on investments	0.79	1.16
Total from investment operations	0.78	1.25

Distributions to shareholders from
Net investment income	0	(0.13)
Net realized gains	(0.18)	0
Total distributions to shareholders	(0.18)	(0.13)

Net asset value, end of period	$11.72	$11.12

Total return[3]	7.12%	12.52%

Ratios and supplemental data
Net assets, end of period (thousands)	6,266%	$3,953
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[4]	1.36%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.38%[4]	3.74%[4]
Net investment income (loss)	(0.11%)[4]	1.78%[4]
Portfolio turnover rate	29%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS C	(unaudited)	2006[1]

Net asset value, beginning of period	$11.12	$10.00

Income from investment operations
Net investment income (loss)	(0.01)[2]	0.10
Net realized and unrealized gains or losses on investments	0.78	1.15
Total from investment operations	0.77	1.25

Distributions to shareholders from
Net investment income	0	(0.13)
Net realized gains	(0.18)	0
Total distributions to shareholders	(0.18)	(0.13)

Net asset value, end of period	$11.71	$11.12

Total return[3]	7.03%	12.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,304	$ 958
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[4]	1.36%[4]
Expenses excluding waivers/reimbursements and expense reductions	2.38%[4]	3.74%[4]
Net investment income (loss)	(0.11%)[4]	1.81%[4]
Portfolio turnover rate	29%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS I	(unaudited)	2006[1]

Net asset value, beginning of period	$11.12	$10.00

Income from investment operations
Net investment income (loss)	0.06[2]	0.15
Net realized and unrealized gains or losses on investments	0.78	1.16
Total from investment operations	0.84	1.31

Distributions to shareholders from
Net investment income	(0.02)	(0.19)
Net realized gains	(0.18)	0
Total distributions to shareholders	(0.20)	(0.19)

Net asset value, end of period	$11.76	$11.12

Total return	7.69%	13.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 88	$ 23
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.37%[3]	0.36%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.39%[3]	2.74%[3]
Net investment income (loss)	1.05%[3]	3.44%[3]
Portfolio turnover rate	29%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 99.5%
INTERNATIONAL EQUITY 20.2%
Evergreen International Equity Fund, Class I ø	242,476	$2,863,647
Evergreen Intrinsic World Equity Fund, Class I ø	41,622	1,201,224

		4,064,871

U.S. EQUITY 59.5%
Evergreen Disciplined Small-Mid Value Fund, Class I ø	242,312	2,941,670
Evergreen Disciplined Value Fund, Class I ø	106,097	2,005,226
Evergreen Large Cap Equity Fund, Class I ø	101,532	1,930,120
Evergreen Small-Mid Growth Fund, Class I ø	216,021	3,069,661
Evergreen Strategic Growth Fund, Class I ø	62,567	2,015,898

		11,962,575

U.S. FIXED INCOME 19.8%
Evergreen Core Bond Fund, Class I ø	203,426	2,089,188
Evergreen Ultra Short Opportunities Fund, Class I ø	195,376	1,899,059

		3,988,247

Total Investments (cost $18,730,555) 99.5%		20,015,693
Other Assets and Liabilities 0.5%		91,569

Net Assets 100.0%		$20,107,262

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of June 30, 2007:

Mutual Fund Shares - Equity	80.1%
Mutual Fund Shares - Fixed Income	19.9%

100.0%

The following table shows the percent of total investments by sector as of June 30, 2007:

U.S. Equity	59.8%
U.S. Fixed Income	19.9%
International Equity	20.3%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in affiliates, at value (cost $18,730,555)	$20,015,693
Cash	4,634
Receivable for Fund shares sold	76,840
Dividends receivable	39,016
Receivable from investment advisor	744
Prepaid expenses and other assets	36,413

Total assets	20,173,340

Liabilities
Payable for investments purchased	4,538
Payable for Fund shares redeemed	33,332
Distribution Plan expenses payable	388
Due to other related parties	1,446
Accrued expenses and other liabilities	26,374

Total liabilities	66,078

Net assets	$20,107,262

Net assets represented by
Paid-in capital	$18,395,356
Undistributed net investment income	12,516
Accumulated net realized gains on investments	414,252
Net unrealized gains on investments	1,285,138

Total net assets	$20,107,262

Net assets consists of
Class A	$12,449,846
Class B	6,265,968
Class C	1,303,632
Class I	87,816

Total net assets	$20,107,262

Shares outstanding (unlimited number of shares authorized)
Class A	1,058,765
Class B	534,751
Class C	111,296
Class I	7,468

Net asset value per share
Class A	$11.76
Class A — Offering price (based on sales charge of 4.75%)	$12.35
Class B	$11.72
Class C	$11.71
Class I	$11.76

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends from affiliated investment company shares	$81,505

Expenses
Distribution Plan expenses
Class A	9,764
Class B	25,523
Class C	5,652
Transfer agent fees	14,964
Trustees’ fees and expenses	1,726
Printing and postage expenses	18,611
Custodian and accounting fees	1,602
Registration and filing fees	34,842
Professional fees	14,107
Other	2,637

Total expenses	129,428
Less: Expense reductions	(268)
Expense reimbursements	(66,856)

Net expenses	62,304

Net investment income	19,201

Net realized and unrealized gains or losses on investments
Net realized gains on sale of affiliated investment company shares	432,347
Net change in unrealized gains or losses on investments	380,299

Net realized and unrealized gains or losses on investments	812,646

Net increase in net assets resulting from operations	$831,847

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006 (a)

Operations
Net investment income		$19,201		$85,829
Net realized gains on investments		432,347		188,795
Net change in unrealized gains or losses
on investments		380,299		332,658

Net increase in net assets resulting from
operations		831,847		607,282

Distributions to shareholders from
Net investment income
Class A		(6,638)		(63,059)
Class B		0		(46,488)
Class C		0		(10,901)
Class I		(47)		(354)
Net realized gains
Class A		(79,812)		0
Class B		(74,553)		0
Class C		(17,279)		0
Class I		(273)		0

Total distributions to shareholders		(178,602)		(120,802)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	181,089	2,071,492	408,416	4,309,428
Class B	203,745	2,320,693	375,215	3,946,383
Class C	32,731	374,652	88,250	929,829
Class I	6,013	71,419	2,016	20,981

		4,838,256		9,206,621

Net asset value of shares issued in
reinvestment of distributions
Class A	7,681	84,740	5,593	62,057
Class B	6,761	74,038	4,159	46,442
Class C	1,573	17,228	975	10,869
Class I	27	300	30	335

		176,306		119,703

Payment for shares redeemed
Class A	(66,953)	(776,254)	(23,021)	(243,760)
Class B	(31,255)	(356,840)	(23,874)	(251,123)
Class C	(9,155)	(104,201)	(3,078)	(33,748)
Class I	(617)	(6,904)	(1)	(9)

		(1,244,199)		(528,640)

Net asset value of shares issued in
acquisition — Class A	545,960	6,399,490	0	0

Net increase in net assets resulting from
capital share transactions		10,169,853		8,797,684

Total increase in net assets		10,823,098		9,284,164
Net assets
Beginning of period		9,284,164		0

End of period		$20,107,262		$9,284,164

Undistributed net investment income		$12,516		$0

(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Envision Growth Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds” which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2007, EIMC contractually reimbursed other expenses in the amount of $65,229 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,627.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended June 30, 2007, EIS received $5,023 from the sale of Class A shares and $8,825 and $901 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas Independence Star Spangled Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Independence Star Spangled Fund at an exchange ratio of 0.95 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with an unrealized appreciation of $572,181. The aggregate net assets of the Fund and Atlas Independence Star Spangled Fund immediately prior to the acquisition were $13,532,702 and $6,399,490, respectively. The aggregate net assets of the Fund immediately after the acquisition were $19,932,192.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $7,833,325 and $3,836,749, respectively, for the six months ended June 30, 2007.

On June 30, 2007, the aggregate cost of investments for federal income tax purposes was $18,732,573. The gross unrealized appreciation and depreciation on investments based on tax cost was $1,301,929 and $18,809, respectively, with a net unrealized appreciation of $1,283,120.

7. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the six months ended June 30, 2007 were as follows:

	Value,				Value,
	Beginning of	Cost of	Proceeds	Dividend	End of
Affiliate	Period	Purchases	from Sales	Income	Period

Evergreen Core Bond Fund,
Class I	$929,160	$1,227,235	$44,062	$30,801	$2,089,188
Evergreen Disciplined Small-
Mid Value Fund, Class I	1,426,766	1,544,788	62,942	0	2,941,670
Evergreen Disciplined Value
Fund, Class I	1,399,775	2,999,521*	2,531,512	10,035	2,005,226
Evergreen International
Equity Fund, Class I	1,729,490	962,658	66,396	0	2,863,647
Evergreen Intrinsic World
Equity Fund, Class I	0	1,877,662*	698,615	0	1,201,224
Evergreen Large Cap Equity
Fund, Class I	0	1,999,830*	29,212	6,324	1,930,120
Evergreen Small-Mid Growth
Fund, Class I	1,373,697	1,576,074*	173,593	0	3,069,661
Evergreen Strategic Growth
Fund, Class I	1,399,738	647,413	190,549	0	2,015,898
Evergreen Ultra Short
Opportunities Fund, Class I	833,920	1,112,071	39,868	34,345	1,899,059

				$81,505	$ 20,015,693

* Amount includes the cost of the underlying fund received from the merger with Atlas Independence Star Spangled Fund.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ‘s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what0 EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

577363 rv1 8/2007

Evergreen Envision Growth and Income Fund

Evergreen

ENVISION GROWTH AND INCOME FUND

Semiannual Report
as of June 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Envision Growth and Income Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the six-month period.

In contrast, the domestic fixed-income market increasingly struggled throughout the six-month period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter, concerns grew about potentially rising inflationary pressures and about the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads,

1

LETTER TO SHAREHOLDERS continued

or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of the domestic economy’s growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the calendar year, but evidence of renewed economic strength became apparent in the second quarter. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., vigorous growth in emerging markets, notably China and India, combined with a rebounding European economy, helped to sustain a robust global expansion that showed few signs of slowing.

During this period, managers of Evergreen’s fund-of-funds strategies each adjusted allocations to various asset classes based on each fund’s objective and the managers’ views of developing economic trends and the relative values and opportunities offered in different markets. The manager of Asset Allocation Trust, for example, chose from among equity and fixed-income opportunities in markets throughout the world. Evergreen Envision Growth and Income Fund pursued a moderate strategy, balancing investments in domestic equity and fixed-income markets. In contrast, Evergreen Envision Growth Fund concentrated mainly on domestic equities, with some fixed income

2

LETTER TO SHAREHOLDERS continued

exposure, while Evergreen Envision Income Fund focused principally on opportunities in the domestic fixed-income markets, with some allocations to equities.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The style box is representative of the investments in the underlying funds.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a Fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006

	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EGAIX	EGBIX	EGCIX	EGIIX

6-month return with sales charge	-0.29%	-0.74%	3.36%	N/A

6-month return w/o sales charge	4.72%	4.26%	4.36%	4.93%

Average annual return*

1-year with sales charge	8.36%	7.84%	11.84%	N/A

1-year w/o sales charge	13.74%	12.84%	12.84%	14.00%

Since portfolio inception	6.27%	6.50%	9.15%	10.00%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Envision Growth and Income Fund Class A shares versus a similar investment in the Envision Growth and Income Blended Index (EGIBI), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The EGIBI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Mid-cap securities may be subject to special risks associated with narrower product lines and limited financial resources than compared to their large-cap counterparts and, as a result, mid-cap securities may decline significantly in market downturns.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Prior to June 1, 2007, the Envision Growth and Income Blended Index was composed of the following indexes: Russell 1000 Value (24%), LBABI (15.5%), Russell 2500 Value (15%), LBGCO-2.5YI (13.5%), MLHYMI† (11.5%), MSCI EAFE Free (10%), JPMGXUS (5.5%) and Russell 1000 Growth (5%). Effective June 1, 2007, the Envision Growth and Income Blended Index is composed of the following indexes: Russell 1000 Value (24%), LBABI (15.5%), Russell 2500 Value (15%), LBGC0-2.5YI (13.5%), MLHYMI† (11.5%), MSCI EAFE Free (7%), JPMGXUS (5.5%), Russell 1000 Growth (5%) and MSCI World (3%).

Because the fund invests primarily in other mutual funds, the fund will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,047.18	$ 2.64
Class B	$ 1,000.00	$ 1,042.64	$ 6.79
Class C	$ 1,000.00	$ 1,043.57	$ 6.79
Class I	$ 1,000.00	$ 1,049.34	$ 1.68
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.22	$ 2.61
Class B	$ 1,000.00	$ 1,018.15	$ 6.71
Class C	$ 1,000.00	$ 1,018.15	$ 6.71
Class I	$ 1,000.00	$ 1,023.16	$ 1.66

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.52% for Class A, 1.34% for Class B, 1.34% for Class C and 0.33% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

A B O U T Y O U R F U N D ’ S E X P E N S E S continued

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2007	6/30/2007	Period**

Actual
Class A	$ 1,000.00	$ 1,047.18	$ 7.97
Class B	$ 1,000.00	$ 1,042.64	$ 12.10
Class C	$ 1,000.00	$ 1,043.57	$ 12.11
Class I	$ 1,000.00	$ 1,049.34	$ 7.01
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,017.01	$ 7.85
Class B	$ 1,000.00	$ 1,012.94	$ 11.93
Class C	$ 1,000.00	$ 1,012.94	$ 11.93
Class I	$ 1,000.00	$ 1,017.95	$ 6.90

** The expense ratios include the Fund’s direct operating expenses as of 6/30/2007 and the indirect expenses of the underlying funds in which the Fund invests. The indirect expenses were estimated to be 1.05%. For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.57% for Class A, 2.39% for Class B, 2.39% for Class C and 1.38% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

7

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS A	(unaudited)	2006[1]

Net asset value, beginning of period	$ 10.75	$10.00

Income from investment operations
Net investment income (loss)	0.11	0.20
Net realized and unrealized gains or losses on investments	0.39[2]	0.77

Total from investment operations	0.50	0.97

Distributions to shareholders from
Net investment income	(0.10)	(0.22)
Net realized gains	(0.13)	0

Total distributions to shareholders	(0.23)	(0.22)

Net asset value, end of period	$ 11.02	$10.75

Total return[3]	4.72%	9.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$132,394	$5,820
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%[4]	0.61%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.77%[4]	2.95%[4]
Net investment income (loss)	2.21%[4]	3.47%[4]
Portfolio turnover rate	169%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS B	(unaudited)	2006[1]

Net asset value, beginning of period	$ 10.74	$ 10.00

Income from investment operations
Net investment income (loss)	0.07	0.16
Net realized and unrealized gains or losses on investments	0.38[2]	0.75

Total from investment operations	0.45	0.91

Distributions to shareholders from
Net investment income	(0.06)	(0.17)
Net realized gains	(0.13)	0

Total distributions to shareholders	(0.19)	(0.17)

Net asset value, end of period	$11.00	$10.74

Total return[3]	4.26%	9.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 3,446	$ 2,572
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.34%[4]	1.36%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.54%[4]	3.65%[4]
Net investment income (loss)	1.35%[4]	2.80%[4]
Portfolio turnover rate	169%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS C	(unaudited)	2006[1]

Net asset value, beginning of period	$ 10.73	$ 10.00

Income from investment operations
Net investment income (loss)	0.07	0.16
Net realized and unrealized gains or losses on investments	0.39[2]	0.75

Total from investment operations	0.46	0.91

Distributions to shareholders from
Net investment income	(0.06)	(0.18)
Net realized gains	(0.13)	0

Total distributions to shareholders	(0.19)	(0.18)

Net asset value, end of period	$ 11.00	$ 10.73

Total return[3]	4.36%	9.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 781	$ 651
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.34%[4]	1.36%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.54%[4]	3.65%[4]
Net investment income (loss)	1.34%[4]	3.00%[4]
Portfolio turnover rate	169%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS I	(unaudited)	2006[1]

Net asset value, beginning of period	$ 10.74	$ 10.00

Income from investment operations
Net investment income (loss)	0.13[2]	0.24
Net realized and unrealized gains or losses on investments	0.39[3]	0.73

Total from investment operations	0.52	0.97

Distributions to shareholders from
Net investment income	(0.11)	(0.23)
Net realized gains	(0.13)	0

Total distributions to shareholders	(0.24)	(0.23)

Net asset value, end of period	$11.02	$10.74

Total return	4.93%	9.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 65	$ 38
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.33%[4]	0.36%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.53%[4]	2.65%[4]
Net investment income (loss)	2.37%[4]	3.57%[4]
Portfolio turnover rate	169%	8%

1 For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of the portfolio.

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

		Shares	Value

MUTUAL FUND SHARES 99.7%
INTERNATIONAL EQUITY 10.2%
Evergreen International Equity Fund, Class I ø		845,909	$9,990,191
Evergreen Intrinsic World Equity Fund, Class I ø		135,448	3,909,039

			13,899,230

INTERNATIONAL FIXED INCOME 5.5%
Evergreen International Bond Fund, Class I ø		701,124	7,480,997

U.S. EQUITY 43.8%
Evergreen Disciplined Small-Mid Value Fund, Class I ø		1,725,986	20,953,474
Evergreen Disciplined Value Fund, Class I	ø	1,708,676	32,293,983
Evergreen Strategic Growth Fund, Class I	ø	208,158	6,706,853

			59,954,310

U.S. FIXED INCOME 40.2%
Evergreen Core Bond Fund, Class I ø		2,050,082	21,054,338
Evergreen High Yield Bond Fund, Class I ø		4,633,643	15,430,033
Evergreen Ultra Short Opportunities Fund, Class I ø		1,902,176	18,489,147

			54,973,518

Total Investments (cost $129,749,965) 99.7%			136,308,055
Other Assets and Liabilities 0.3%			379,005

Net Assets 100.0%			$136,687,060

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of June 30, 2007:

Mutual Fund Shares - Equity	54.2%
Mutual Fund Shares - Fixed Income	45.8%

100.0%

The following table shows the percent of total investments by sector as of June 30, 2007:

U.S. Equity	44.0%
U.S. Fixed Income	40.3%
International Equity	10.2%
International Fixed Income	5.5%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in affiliates, at value (cost $129,749,965)	$136,308,055
Receivable for investments sold	274,215
Receivable for Fund shares sold	126,067
Dividends receivable	403,225
Receivable from investment advisor	2,180
Prepaid expenses and other assets	40,256

Total assets	137,153,998

Liabilities
Dividends payable	5,113
Payable for Fund shares redeemed	163,550
Due to custodian bank	274,209
Due to related parties	918
Accrued expenses and other liabilities	23,148

Total liabilities	466,938

Net assets	$136,687,060

Net assets represented by
Paid-in capital	$119,573,426
Undistributed net investment income	21,700
Accumulated net realized gains on investments	10,533,844
Net unrealized gains on investments	6,558,090

Total net assets	$136,687,060

Net assets consists of
Class A	$132,393,769
Class B	3,446,372
Class C	781,472
Class I	65,447

Total net assets	$136,687,060

Shares outstanding (unlimited number of shares authorized)
Class A	12,018,409
Class B	313,226
Class C	71,069
Class I	5,941

Net asset value per share
Class A	$11.02
Class A — Offering price (based on sales charge of 4.75%)	$11.57
Class B	$11.00
Class C	$11.00
Class I	$11.02

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends from affiliated investment company shares	$475,146

Expenses
Distribution Plan expenses
Class A	46,776
Class B	14,969
Class C	3,583
Transfer agent fees	23,085
Trustees’ fees and expenses	2,311
Printing and postage expenses	14,810
Custodian and accounting fees	2,309
Registration and filing fees	23,301
Professional fees	13,166
Other	4,042

Total expenses	148,352
Less: Expense reductions	(420)
Expense reimbursements	(43,166)

Net expenses	104,766

Net investment income	370,380

Net realized and unrealized gains or losses on investments
Net realized gains on sale of affiliated investment company shares	10,537,926
Net change in unrealized gains or losses on investments	(10,711,611)

Net realized and unrealized gains or losses on investments	(173,685)

Net increase in net assets resulting from operations	$196,695

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006 (a)

Operations
Net investment income		$370,380		$127,356
Net realized gains on investments		10,537,926		136,734
Net change in unrealized gains or
losses on investments		(10,711,611)		273,861

Net increase in net assets resulting
from operations		196,695		537,951

Distributions to shareholders from
Net investment income
Class A		(325,792)		(100,208)
Class B		(18,178)		(34,730)
Class C		(4,245)		(9,062)
Class I		(465)		(508)
Net realized gains
Class A		(79,887)		0
Class B		(35,205)		0
Class C		(8,180)		0
Class I		(392)		0

Total distributions to shareholders		(472,344)		(144,508)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	329,454	3,607,163	558,263	5,744,867
Class B	84,692	924,395	251,137	2,574,395
Class C	11,675	126,212	59,880	614,879
Class I	2,886	31,828	6,941	71,828

		4,689,598		9,005,969

Net asset value of shares issued in
reinvestment of distributions
Class A	36,275	396,235	9,231	97,772
Class B	4,896	52,391	3,131	33,224
Class C	1,158	12,384	851	9,012
Class I	77	832	45	485

		461,842		140,493

Payment for shares redeemed
Class A	(912,193)	(10,097,121)	(25,958)	(270,965)
Class B	(15,925)	(173,693)	(14,705)	(149,912)
Class C	(2,397)	(26,398)	(98)	(994)
Class I	(585)	(6,292)	(3,423)	(36,860)

		(10,303,504)		(458,731)

Net asset value of shares issued in
acquisition
Class A	12,023,337	133,033,599	0	0

Net increase in net assets resulting from
capital share transactions		127,881,535		8,687,731

Total increase in net assets		127,605,886		9,081,174
Net assets
Beginning of period		9,081,174		0

End of period		$136,687,060		$9,081,174

Undistributed net investment income		$21,700		$0

(a) For the period from January 3, 2006 (commencement of operations), to December 31, 2006.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Envision Growth and Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds” which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2007, EIMC contractually reimbursed other expenses in the amount of $35,370 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $7,796.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended June 30, 2007, the transfer agent fees were equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended June 30, 2007, EIS received $4,722 from the sale of Class A shares and $2,896 and $203 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas Independence Flagship Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Independence Flagship Fund at an exchange ratio of 1.14 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $16,995,840. The aggregate net assets of the Fund and Atlas Independence Flagship Fund immediately prior to the acquisition were $12,601,708 and $133,033,599, respectively. The aggregate net assets of the Fund immediately after the acquisition were $145,635,307.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $81,102,522 and $85,499,408, respectively, for the six months ended June 30, 2007.

On June 30, 2007, the aggregate cost of investments for federal income tax purposes was $129,762,946. The gross unrealized appreciation and depreciation on investments based on tax cost was $7,193,745 and $648,636, respectively, with a net unrealized appreciation of $6,545,109.

7. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the six months ended June 30, 2007 were as follows:

	Value,		Proceeds		Value,
	Beginning	Cost of	From	Dividend	End of
Affiliate	of Period	Purchases	Sales	Income	Period

Evergreen Core Bond
Fund, Class I	$ 1,368,228	$ 25,995,248*	$ 6,071,011	$ 135,171	$ 21,054,338
Evergreen Disciplined
Small-Mid Value Fund, Class I	1,412,378	20,717,386	1,376,907	0	20,953,474
Evergreen Disciplined
Value Fund, Class I	2,226,081	45,106,970*	14,696,804	62,570	32,293,983
Evergreen High Yield
Bond Fund, Class I	1,019,491	15,781,194	1,055,632	119,695	15,430,033
Evergreen International
Bond Fund, Class I	485,121	7,561,326	504,876	31,500	7,480,997
Evergreen International
Equity Fund, Class I	855,433	9,378,242	694,596	0	9,990,191
Evergreen Intrinsic World
Equity Fund, Class I	0	12,918,343*	8,923,359	0	3,909,039
Evergreen Large Cap
Equity Fund, Class I	0	22,285,864*	22,598,445	0	0
Evergreen Small-Mid
Growth Fund, Class I	0	21,367,441*	21,336,631	0	0
Evergreen Strategic
Growth Fund, Class I	461,929	7,200,639	949,067	0	6,706,853
Evergreen U.S.
Government Fund, Class I	0	6,083,684*	6,052,865	6,672	0
Evergreen Ultra Short
Opportunities Fund, Class I	1,181,559	18,574,591	1,239,215	119,538	18,489,147

				$ 475,146	$136,308,055

* Amount includes the cost of the underlying fund received from the merger with Atlas Independence Flagship Fund.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, 5	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

577365 rv1 8/2007

Envision Income Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Envision Income Fund covering the six-month period ended June 30, 2007.

The domestic equity market delivered solid performance during the first half of 2007, while fixed-income securities produced modest results as rising interest rates caused some erosion in values of longer-maturity bonds. In the equity market, stock values were propelled by the combination of better-than-expected corporate profits, strong global growth and a flurry of private equity deals. Mid-cap stocks tended to outperform both large company and small company stocks, while the growth style of investing outpaced value. Internationally, emerging markets extended their performance advantage over developed markets during the six-month period.

In contrast, the domestic fixed-income market increasingly struggled throughout the six-month period. Although the U.S. Federal Reserve Board (the “Fed”) kept the influential fed funds rate unchanged at 5.25% during the first half of the calendar year, investors’ expectations about future Fed policy changed as the period progressed. As the economy appeared to accelerate in the second quarter, concerns grew about potentially rising inflationary pressures and about the impact of difficulties in the sub-prime mortgage industry. Interest rates of longer-maturity bonds began rising as prices declined, while the spreads,

1

LETTER TO SHAREHOLDERS continued

or yield advantages, of lower-quality corporate bonds began to widen. As a result, both high-grade and lower-rated bonds delivered modest returns, with high-yielding, lower-rated corporate bonds still outperforming higher-quality securities.

While the pace of the domestic economy’s growth appeared to slow during the first quarter of 2007, the economic expansion showed clear signs of accelerating during the second quarter. U.S. Gross Domestic Product increased at an annual rate of merely 0.7% in the first three months of the calendar year, but evidence of renewed economic strength became apparent in the second quarter. The economy produced solid gains in employment and personal income, resisting the effects of weakness in the housing market and rising energy prices. Despite some areas of weakness, overall consumer spending remained strong, while continued business investments added further support to the economy’s acceleration. In this environment, Fed officials have made it very clear that they intend to remain vigilant against the potential for increasing inflationary pressures. Outside the U.S., vigorous growth in emerging markets, notably China and India, combined with a rebounding European economy, helped to sustain a robust global expansion that showed few signs of slowing.

During this period, managers of Evergreen’s fund-of-funds strategies each adjusted allocations to various asset classes based on each fund’s objective and the managers’ views of developing economic trends and the relative values and opportunities offered in different markets. The manager of Asset Allocation Trust, for example, chose from among equity and fixed-income opportunities in markets throughout the world. Evergreen Envision Growth and Income Fund pursued a moderate strategy, balancing investments in domestic equity and fixed-income markets. In contrast, Evergreen Envision Growth Fund concentrated mainly on domestic equities, with some fixed income

2

LETTER TO SHAREHOLDERS continued

exposure, while Evergreen Envision Income Fund focused principally on opportunities in the domestic fixed-income markets, with some allocations to equities.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of June 30, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Matthew S. Wedding

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2007.

The style box is representative of the investments in the underlying funds.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a Fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/3/2006

	Class A	Class B	Class C	Class I
Class inception date	1/3/2006	1/3/2006	1/3/2006	1/3/2006

Nasdaq symbol	EIIAX	EIIBX	EIICX	EIISX

6-month return with sales charge	-2.55%	-3.09%	0.91%	N/A

6-month return w/o sales charge	2.28%	1.91%	1.91%	2.38%

Average annual return*

1-year with sales charge	3.58%	2.87%	6.88%	N/A

1-year w/o sales charge	8.72%	7.87%	7.88%	8.99%

Since portfolio inception	3.07%	3.23%	5.87%	6.70%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Envision Income Fund Class A shares versus a similar investment in the Envision Income Blended Index (EIBI), the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The EIBI and the LBABI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the underlying funds and the buying and selling of bonds by the underlying funds. Bond funds have the same inflation, interest rate and credit risks as the individual bonds held by the underlying funds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Envision Income Blended Index is composed of the following indexes: LBABI (33%), LBGC0-2.5YI (27%), Russell 1000 Value (14.5%), MLHYMI† (13.5%), JPMGXUS (7%) and MSCI EAFE Free (5%).

Because the fund invests primarily in other mutual funds, the fund will incur fees and expenses indirectly as a shareholder of the underlying funds.

For more information regarding the expenses of the underlying funds, see the fund’s prospectus.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 to June 30, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	1/1/2007	6/30/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,022.77	$ 3.06
Class B	$ 1,000.00	$ 1,019.07	$ 6.81
Class C	$ 1,000.00	$ 1,019.14	$ 6.81
Class I	$ 1,000.00	$ 1,023.84	$ 1.91
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.77	$ 3.06
Class B	$ 1,000.00	$ 1,018.05	$ 6.80
Class C	$ 1,000.00	$ 1,018.05	$ 6.80
Class I	$ 1,000.00	$ 1,022.91	$ 1.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.61% for Class A, 1.36% for Class B, 1.36% for Class C and 0.38% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

ABOUT YOUR FUND’S EXPENSES continued

Ending
	Beginning	Account	Expenses
	Account	Value	Paid During
	1/1/2007	6/30/2007	Period**

Actual
Class A	$ 1,000.00	$ 1,022.77	$ 6.77
Class B	$ 1,000.00	$ 1,019.07	$ 10.51
Class C	$ 1,000.00	$ 1,019.14	$ 10.51
Class I	$ 1,000.00	$ 1,023.84	$ 5.62
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.10	$ 6.76
Class B	$ 1,000.00	$ 1,014.38	$ 10.49
Class C	$ 1,000.00	$ 1,014.38	$ 10.49
Class I	$ 1,000.00	$ 1,019.24	$ 5.61

** The expense ratios include the Fund’s direct operating expenses as of 6/30/2007 and the indirect expenses of the underlying funds in which the Fund invests. The indirect expenses were estimated to be 0.74% . For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.35% for Class A, 2.10% for Class B, 2.10% for Class C and 1.12% for Class I), multiplied by the average account value over the period, multiplied by 181 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS A	(unaudited)	2006[1]

Net asset value, beginning of period	$ 10.49	$10.00

Income from investment operations
Net investment income (loss)	0.20	0.21
Net realized and unrealized gains or losses on investments	0.04	0.52

Total from investment operations	0.24	0.73

Distributions to shareholders from
Net investment income	(0.18)	(0.23)
Net realized gains	(0.07)	(0.01)

Total distributions to shareholders	(0.25)	(0.24)

Net asset value, end of period	$ 10.48	$10.49

Total return[2]	2.28%	7.39%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,571	$1,112
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[3]	0.62%[3]
Expenses excluding waivers/reimbursements and expense reductions	2.90%[3]	10.89%[3]
Net investment income (loss)	4.20%[3]	4.48%[3]
Portfolio turnover rate	185%	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS B	(unaudited)	2006[1]

Net asset value, beginning of period	$10.47	$10.00

Income from investment operations
Net investment income (loss)	0.17[2]	0.23
Net realized and unrealized gains or losses on investments	0.03	0.45

Total from investment operations	0.20	0.68

Distributions to shareholders from
Net investment income	(0.14)	(0.20)
Net realized gains	(0.07)	(0.01)

Total distributions to shareholders	(0.21)	(0.21)

Net asset value, end of period	$10.46	$10.47

Total return[3]	1.91%	6.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,029	$ 870
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[4]	1.36%[4]
Expenses excluding waivers/reimbursements and expense reductions	3.60%[4]	11.58%[4]
Net investment income (loss)	3.19%[4]	3.66%[4]
Portfolio turnover rate	185%	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS C	(unaudited)	2006[1]

Net asset value, beginning of period	$10.47	$10.00

Income from investment operations
Net investment income (loss)	0.17[2]	0.24
Net realized and unrealized gains or losses on investments	0.03	0.44

Total from investment operations	0.20	0.68

Distributions to shareholders from
Net investment income	(0.12)	(0.20)
Net realized gains	(0.07)	(0.01)

Total distributions to shareholders	(0.19)	(0.21)

Net asset value, end of period	$10.48	$10.47

Total return[3]	1.91%	6.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 102	$ 315
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.36%[4]	1.36%[4]
Expenses excluding waivers/reimbursements and expense reductions	3.60%[4]	11.58%[4]
Net investment income (loss)	3.17%[4]	3.61%[4]
Portfolio turnover rate	185%	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2007	December 31,
CLASS I	(unaudited)	2006[1]

Net asset value, beginning of period	$10.48	$10.00

Income from investment operations
Net investment income (loss)	0.22	0.20
Net realized and unrealized gains or losses on investments	0.03	0.55

Total from investment operations	0.25	0.75

Distributions to shareholders from
Net investment income	(0.19)	(0.26)
Net realized gains	(0.07)	(0.01)

Total distributions to shareholders	(0.26)	(0.27)

Net asset value, end of period	$10.47	$10.48

Total return	2.38%	7.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 30	$ 13
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.38%[2]	0.39%[2]
Expenses excluding waivers/reimbursements and expense reductions	2.62%[2]	10.61%[2]
Net investment income (loss)	4.27%[2]	5.42%[2]
Portfolio turnover rate	185%	44%

1 For the period from January 3, 2006 (commencemen t of class operations), to December 31, 2006.

2 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Shares	Value

MUTUAL FUND SHARES 100.5%
INTERNATIONAL EQUITY 5.1%
Evergreen International Equity Fund, Class I ø	93,665	$ 1,106,182

INTERNATIONAL FIXED INCOME 7.1%
Evergreen International Bond Fund, Class I ø	144,377	1,540,500

U.S. EQUITY 14.3%
Evergreen Disciplined Value Fund, Class I ø	163,798	3,095,781

U.S. FIXED INCOME 74.0%
Evergreen Core Bond Fund, Class I ø	702,278	7,212,396
Evergreen High Yield Bond Fund, Class I ø	876,064	2,917,292
Evergreen Ultra Short Opportunities Fund, Class I ø	613,044	5,958,785

		16,088,473

Total Investments (cost $21,888,603) 100.5%		21,830,936
Other Assets and Liabilities (0.5%)		(99,450)

Net Assets 100.0%		$ 21,731,486

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the underlying fund.

The following table shows portfolio composition as a percent of total investments as of June 30, 2007:

Mutual Fund Shares-Fixed Income	80.7%
Mutual Fund Shares-Equity	19.3%

100.0%

The following table shows the percent of total investments by sector as of June 30, 2007:

U.S. Fixed Income	73.6%
U.S. Equity	14.2%
International Fixed Income	7.1%
International Equity	5.1%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (unaudited)

Assets
Investments in affiliates, at value (cost $21,888,603)	$ 21,830,936
Receivable for investments sold	23,041
Receivable for Fund shares sold	51,563
Dividends receivable	130,537
Receivable from investment advisor	1,474
Prepaid expenses and other assets	19,954

Total assets	22,057,505

Liabilities
Dividends payable	10,543
Payable for Fund shares redeemed	263,759
Due to custodian bank	23,038
Due to related parties	398
Accrued expenses and other liabilities	28,281

Total liabilities	326,019

Net assets	$ 21,731,486

Net assets represented by
Paid-in capital	$ 21,950,422
Undistributed net investment income	6,413
Accumulated net realized losses on investments	(167,682)
Net unrealized losses on investments	(57,667)

Total net assets	$ 21,731,486

Net assets consists of
Class A	$ 20,570,674
Class B	1,029,199
Class C	101,728
Class I	29,885

Total net assets	$ 21,731,486

Shares outstanding (unlimited number of shares authorized)
Class A	1,962,626
Class B	98,368
Class C	9,709
Class I	2,854

Net asset value per share
Class A	$ 10.48
Class A — Offering price (based on sales charge of 4.75%)	$ 11.00
Class B	$ 10.46
Class C	$ 10.48
Class I	$ 10.47

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2007 (unaudited)

Investment income
Dividends from affiliated investment company shares	$ 156,435

Expenses
Distribution Plan expenses
Class A	7,997
Class B	4,655
Class C	1,503
Transfer agent fees	2,955
Trustees’ fees and expenses	1,390
Printing and postage expenses	18,434
Custodian and accounting fees	1,317
Registration and filing fees	43,993
Professional fees	14,880
Other	2,528

Total expenses	99,652
Less: Expense reductions	(78)
Expense reimbursements	(74,915)

Net expenses	24,659

Net investment income	131,776

Net realized and unrealized gains or losses on investments
Net realized losses on sale of affiliated investment company shares	(166,263)
Net change in unrealized gains or losses on investments	(103,137)

Net realized and unrealized gains or losses on investments	(269,400)

Net decrease in net assets resulting from operations	$ (137,624)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2007		Year Ended
	(unaudited)		December 31, 2006(a)

Operations
Net investment income	$ 131,776		$ 36,057
Net realized gains or losses on investments		(166,263)		20,212
Net change in unrealized gains or losses
on investments		(103,137)		39,833

Net increase (decrease) in net assets
resulting from operations		(137,624)		96,102

Distributions to shareholders from
Net investment income
Class A		(109,283)		(13,092)
Class B		(12,951)		(15,688)
Class C		(3,304)		(6,656)
Class I		(244)		(195)
Net realized gains
Class A		(11,692)		(962)
Class B		(5,876)		(756)
Class C		(2,061)		(273)
Class I		(7)		(11)

Total distributions to shareholders		(145,418)		(37,633)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	145,756	1,540,090	111,828	1,162,049
Class B	21,741	229,529	89,639	906,420
Class C	972	10,233	50,288	506,119
Class I	8,195	86,901	1,718	17,995

		1,866,753		2,592,583

Net asset value of shares issued in
reinvestment of distributions
Class A	10,427	109,493	1,328	13,871
Class B	1,608	16,893	1,409	14,531
Class C	445	4,682	601	6,176
Class I	21	225	17	179

		131,293		34,757

Payment for shares redeemed
Class A	(284,358)	(2,993,328)	(7,110)	(73,402)
Class B	(8,111)	(85,728)	(7,918)	(80,925)
Class C	(21,759)	(228,923)	(20,838)	(215,915)
Class I	(6,582)	(69,371)	(515)	(5,283)

		(3,377,350)		(375,525)

Net asset value of shares issued in
acquisition — Class A	1,984,755	21,083,548	0	0

Net increase in net assets resulting from
capital share transactions		19,704,244		2,251,815

Total increase in net assets		19,421,202		2,310,284
Net assets
Beginning of period		2,310,284		0

End of period	$ 21,731,486		$ 2,310,284

Undistributed net investment income	$ 6,413		$ 419

(a) For the period from January 3, 2006 (commencement of class operations), to December 31, 2006.

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Envision Income Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as a “fund-of-funds” which invests in shares of Evergreen-managed mutual funds (“underlying funds”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Investments in the underlying funds are valued at the net asset value per share as reported by the underlying funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.

b. Investment transactions and investment income

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Realized gains and losses resulting from investment transactions are determined on the identified cost basis.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. EIMC does not receive a direct fee from the Fund for its services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying Evergreen-managed funds, including its indirect share of management or other fees paid to EIMC.

From time to time, EIMC may voluntarily or contractually reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2007, EIMC contractually reimbursed other expenses in the amount of $73,582 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,333.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel. EIS receives no compensation from the Fund for its services.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended June 30, 2007, EIS received $578 from the sale of Class A shares and $3,399, and $10 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Atlas Independence Eagle Bond Fund in a taxable exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas Independence Eagle Bond Fund at an exchange ratio of 0.93 for Class A shares of the Fund. The acquired net assets consisted primarily of portfolio securities with an unrealized depreciation of $5,637. The aggregate net assets of the Fund and Atlas Independence Eagle Bond Fund immediately prior to the acquisition were $3,292,884 and $21,083,548 respectively. The aggregate net assets of the Fund immediately after the acquisition were $24,370,795.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investments were $15,820,076 and $17,382,198, respectively, for the six months ended June 30, 2007.

On June 30, 2007, the aggregate cost of investments for federal income tax purposes was $21,889,527. The gross unrealized appreciation and depreciation on investments based on tax cost was $58,194 and $116,785, respectively, with a net unrealized depreciation of $58,591.

7. INVESTMENTS IN AFFILIATES

A summary of the Fund’s transactions in shares of affiliates during the six months ended June 30, 2007 were as follows:

	Value,		Proceeds		Value,
	Beginning	Cost of	from	Dividend	End of
Affiliate	of Period	Purchases	Sales	Income	Period

Evergreen Core Bond
Fund, Class I	$ 774,015	$ 11,720,182*	$ 5,181,477	$ 56,192	$ 7,212,396
Evergreen Disciplined
Value Fund, Class I	358,783	3,266,730	461,580	6,995	3,095,781
Evergreen High Yield
Bond Fund, Class I	318,055	3,087,463	429,749	28,918	2,917,292
Evergreen International
Bond Fund, Class I	163,906	1,605,729	222,838	7,261	1,540,500
Evergreen International
Equity Fund, Class I	116,927	1,132,790	159,177	0	1,106,182
Evergreen Ultra Short
Opportunities Fund, Class I	626,593	6,202,492	859,477	48,740	5,958,785
Evergreen U.S.
Government Fund, Class I	0	10,108,867*	10,067,900	8,329	0

				$ 156,435	$21,830,936

* Amount includes the cost of underlying fund received from the merger with Atlas Independence Eagle Bond Fund.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended June 30, 2007, the Fund did not participate in the interfund lending program.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended June 30, 2007, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc., (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $281 billion in assets as of June 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

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577367 rv1 8/2007

Evergreen Investments™

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

577367 rv1 8/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 27, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: August 27, 2007